Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [Abstract]
Expenses by nature
27. Expenses by nature

	For the year ended December 31,
	2025	2024	2023
Transactions costs (i)	(6,996,522)	(7,198,093)	(5,956,108)
Marketing and advertising	(868,803)	(858,321)	(580,667)
Personnel expenses (ii)	(1,327,458)	(1,421,253)	(1,122,128)
Financial costs (iii)	(5,228,792)	(3,746,688)	(3,269,556)
Chargeback (iv)	(251,645)	(345,799)	(426,740)
Credit loss allowance expenses (v)	(129,293)	(110,280)	(109,308)
Depreciation and amortization (vii)	(1,807,514)	(1,600,932)	(1,355,653)
Other (vi)	(1,251,061)	(1,148,337)	(1,111,134)
	(17,861,088)	(16,429,703)	(13,931,294)
Classified as:
Cost of services	(9,696,094)	(9,543,315)	(8,132,580)
Selling expenses	(1,644,852)	(1,749,310)	(1,320,508)
Credit loss allowance expenses (v)	(129,293)	(110,280)	(109,308)
Administrative expenses	(860,966)	(972,251)	(732,689)
Financial costs (iii)	(5,228,792)	(3,746,688)	(3,269,556)
Other income (expenses), net	(301,091)	(307,859)	(366,653)
	(17,861,088)	(16,429,703)	(13,931,294)

(i)        Transactions costs are mainly composed by costs related to interchange fees of card issuers and card scheme fees.

(ii)      Personnel expenses includes compensation expenses in the amount of R$76,888 related to the LTIP Goals for the year ended December 31, 2025 (R$149,415 and R$109,901 for the years ended December 31, 2024 and 2023, respectively). Personnel expenses, include capitalization of LTIP Goals in the amount of R$93,937 in the year ended December 31, 2025 (R$98,767 and R$89,223 in the years ended December 31, 2024 and 2023, respectively).

(iii)     Relates to: (i) the early collection of receivables, which amounted to R$497,875 year ended December 31, 2025 (R$491,654 and R$953,509 in the years ended December 31, 2024 and 2023, respectively), (ii) interest of deposits and banking accounts which amounted to R$3,996,267 in the year ended December 31, 2025 (R$2,866,126 and R$2,060,109 years ended December 31, 2024 and 2023, respectively), (iii) interest of borrowings which amounted to R$220,739 in the year ended December 31, 2025 (R$174,941 and R$15,208 in the years ended December 31, 2024 and 2023, respectively) and (iv) interest of FIDC quota holders which amounted to R$169,470 in the year ended December 31, 2025 (R$32,398 and R$15,622 in the years ended December 31, 2024 and 2023, respectively).

(iv)     Chargeback refer to amounts recognized during the year ended December 31, 2025 related to: (i) card processing operations (acquiring and issuing) and losses on digital accounts in the amount of R$251,645 in the year ended in December 31, 2025 (compared to R$345,798 and R$393,869 in the years ended December 31, 2024 and 2023, respectively).

(v)       Credit loss allowance expenses of credit portfolio in the amount of R$129,293 in the year ended in December 31, 2025 (R$110,280 and R$109,308 in the years ended December 31, 2024 and 2023, respectively) as disclosed in statements of income.

(vi)     For the year ended on December 31, 2025, the amount is impacted by R$156,079 (R$163,891 and R$ 246,770 for the years ended December 31, 2024 and 2023, respectively) related to provision of POS devices, as described in note 13. The increase in Other is mainly impacted by higher consumption of software, cloud and consulting services which amounted to R$824,081 in the year ended December 31, 2025 (R$712,212 and R$607,533 in the years ended December 31, 2024 and 2023, respectively).

(vii)    Depreciation and amortization amounts incurred in the year are segregated between costs and expenses as presented below:

	For the year ended December 31,
	2025	2024	2023
Depreciation
Cost of services (i)	(865,195)	(810,122)	(715,293)
Selling expenses	(8,636)	(2,046)	(198)
Administrative expenses	(27,667)	(26,206)	(28,331)
	(901,498)	(838,374)	(743,822)

Amortization
Cost of services	(966,553)	(806,229)	(642,017)
Administrative expenses (ii)	(24,006)	(27,301)	(27,000)
	(990,559)	(833,530)	(669,017)

PIS and COFINS credits (iii)	84,543	70,972	57,186

Depreciation and amortization expense, net	(1,807,514)	(1,600,932)	(1,355,653)

(i)        The depreciation of POS in the year ended December 31, 2025, amounted to R$831,366 (R$773,048 and R$695,685 in the years ended December 31, 2024 and 2023, respectively).

(ii)      Included in this amount are LTIP Goals in the amount of R$66,718 in the year ended December 31, 2025 (R$57,812 and R$46,356 for the years ended December 31, 2024 and 2023, respectively). Additionally, has assets amortizations of acquired companies in the amount of R$19,686 in the year ended December 31, 2025 (R$21,633 and R$19,778 in the years ended December 31, 2024 and 2023, respectively).

(iii)     PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expenses